Investment Strategy - VALUE LINE ASSET ALLOCATION FUND INC	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies of the Fund
Strategy Narrative [Text Block]
To achieve the Fund’s investment objective, the Adviser invests in a broad range of common stocks, bonds and money market instruments. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Adviser defines as debt securities with maturities of less than one year. Allocation of the Fund’s assets among these types of securities is determined by the Adviser using data derived from a proprietary stock market model which Value Line, Inc. ("Value Line") developed and other factors which the Adviser deems appropriate. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.
Investment in Debt Securities. The debt securities in which the Fund invests are principally, as measured by the number and total value of purchases, investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (“NRSRO”) (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality). On occasion, the Fund may invest in debt securities rated below BBB (commonly referred to as “junk” bonds) which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities issued by government-sponsored enterprises as well as fixed income securities of non-U.S. companies issuing dollar-denominated debt. In selecting debt securities, the Adviser evaluates the credit quality of the debt security and its value relative to comparable securities as well as its historic trading level. The Fund may, but need not, sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms. The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.
Investment in Equity Securities. The Fund is actively managed by the Adviser. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. There are no set limitations of investments in any category or according to a company’s size. While the Adviser utilizes the rankings of companies by the Ranking Systems in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made, taking into account the potential risk and reward of each investment.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.

Strategy Portfolio Concentration [Text]	To achieve the Fund’s investment objective, the Adviser invests in a broad range of common stocks, bonds and money market instruments. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Adviser defines as debt securities with maturities of less than one year. Allocation of the Fund’s assets among these types of securities is determined by the Adviser using data derived from a proprietary stock market model which Value Line, Inc. ("Value Line") developed and other factors which the Adviser deems appropriate. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.